Commissions and Fee Income - Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail: Text values) - EUR (€) € in Millions	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of revenues by product type and business segment - based on IFRS 15 [Abstract]
Balance of receivables from commission and fee income	€ 908	€ 928
Balance of contract liabilities associated to commission and fee income	€ 109	€ 93